GENERAL	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
1. GENERAL

Golar LNG Partners LP (the "Partnership," "we," "our," or "us") was formed as an indirect wholly-owned subsidiary of Golar LNG Limited ("Golar") in September 2007 under the laws of the Marshall Islands for the purpose of acquiring the interests in wholly-owned and partially owned subsidiaries of Golar.

In November 2008, Golar transferred to us interests in certain of its wholly-owned and partially owned subsidiaries that owned a 60% interest in a liquefied natural gas ("LNG") carrier, the Golar Mazo, and which leased the LNG carrier, the Methane Princess, and the floating storage and regasification unit ("FSRU"), the Golar Spirit.  During April 2011, Golar contributed to us the shares of a subsidiary which leased the FSRU, the Golar Winter.

During April 2011, we completed our initial public offering ("IPO").  In connection with the IPO, (i) we issued to Golar 23,127,254 common units and 15,949,831 subordinated units, representing a 98% limited partner interest in us; (ii) we issued to Golar GP LLC, a wholly-owned subsidiary of Golar and our general partner (the "General Partner"), a 2% general partner interest in us and 81% of our incentive distribution rights ("IDRs"); (iii) we issued to Golar LNG Energy Limited, a subsidiary of Golar ("Golar Energy"), 19% of the IDRs; (iv) Golar sold 13,800,000 common units to the public in the IPO and received gross proceeds of $310.5 million, all as further described in Note 3.

The transfers and contributions of the subsidiaries holding interests in the Golar Mazo, the Methane Princess and the Golar Spirit in November 2008, and the Golar Winter in April 2011 from Golar to us were deemed to be a reorganization of entities under common control. As a result, we recorded these transactions at Golar’s historical book values. Accordingly, prior to April 13, 2011 (the closing date of the IPO), Golar LNG Partners LP and its subsidiaries that have interests in four vessels, the Golar Mazo, the Methane Princess, the Golar Spirit and the Golar Winter ("Initial Fleet"), are collectively referred to as the "Combined Entity".

In October 2011 and July 2012, we acquired from Golar interests in subsidiaries that own and operate the FSRUs, the Golar Freeze and the Nusantara Regas Satu ("NR Satu"), respectively. In addition, in November 2012, we acquired from Golar interests in subsidiaries that lease and operate the LNG carrier, the Golar Grand. These transactions are also deemed to be a reorganization of entities under common control. As a result, our financial statements prior to the date the vessels were acquired were retroactively adjusted to include these vessels (herein collectively referred to as the "Dropdown Predecessor") during the periods they and we were under common control of Golar. The excess of the consideration paid by us over Golar’s historical costs is accounted for as an equity distribution to Golar (refer to note 24(k)).

Under the Partnership Agreement, the general partner has irrevocably delegated to our board of directors the power to oversee and direct the operations of, manage and determine the strategies and policies of Golar Partners. During the period from the IPO in April 2011 until the time of our first annual general meeting ("AGM") on December 13, 2012, Golar retained the sole power to appoint, remove and replace all members of our board of directors. From the first AGM, four of our seven board members became electable by the common unitholders and accordingly, from this date, Golar no longer retains the power to control the board of directors and, hence, the Partnership. As a result, we are no longer considered to be under common control of Golar, and from December 13, 2012, we no longer account for vessel acquisitions from Golar as transfers of equity interests between entities under common control.

In February 2013, we acquired from Golar 100% interests in the subsidiary that owns and operates the LNG carrier, the Golar Maria, which we accounted for as an acquisition of a business. Accordingly, the results of the Golar Maria are consolidated into our results from the date of its acquisition. There has been no retroactive restatement of our financial statements to reflect the historical results of the Golar Maria prior to its acquisition.

As of December 31, 2013, we operated a fleet of four FSRUs and four LNG carriers.  Our vessels operate under long-term charter contracts with expiration dates between 2017 and 2024, except for the Golar Grand, which operates on a medium-term charter with an initial term that expires in 2015. However, we have an option to require Golar to enter into a new time charter with us, with Golar as charterer until October 2017 if the current charterer does not renew or extend the existing charter (see note 24).

As of December 31, 2013, our current liabilities exceeded current assets by $104.7 million. Included within current liabilities as of December 31, 2013, are mark-to-market valuations of swap derivatives of $31.9 million maturing between 2014 and 2020. We have no intention of terminating these swaps before their maturity and hence realizing these liabilities. In addition, we have a debt facility in respect of the Golar Maria of $84.5 million that matures in December 2014 and is, therefore, presented as current debt. We are currently in discussions with several lending banks to refinance this facility ahead of its maturity.